Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Foreign
Current
Deferred	(1,295)	1,786
U.S. federal
Current
Deferred	(5,247)	(5,706)
State and Local
Current	(1)
Deferred	(1,845)	(1,073)
Total deferred provision (benefit) for income taxes	(8,388)	(4,993)
Change in valuation allowance	8,387	4,993
Income Tax Provision	$ (1)